Business combinations (Details 3) (Advanced Engine Components Ltd [Member], USD $) In Thousands, unless otherwise specified	Mar. 20, 2012
Advanced Engine Components Ltd [Member]
Consideration allocated to:
Total tangible assets	$ 685
Intangible assets subject to amortization over 8 years	832
Total assets acquired	1,517
Less: total liabilities	(392)
Total net assets acquired	$ 1,125